UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	6 Months Ended
Jun. 30, 2022 CNY (¥)
Operating activities:
Net cash used in operating activities	¥ (337,722)
Investing activities:
Purchase of property and equipment and intangible assets	(91,727)
Cash paid for acquisition of equity investments	(67,790)
Cash disposed in deconsolidation of Suzhou Photon-Matrix	(22,643)
Cash received in deconsolidation of Hubei Dongjun	1,000
Financial support to an equity method investee	(28,500)
Loans to related parties	(8,060)
Cash collection of loans to related parties	25,000
Net cash (used in)/provided by investing activities	(192,720)
Financing activities:
Cash contributed by redeemable non-controlling shareholders	10,000
Proceeds from short-term borrowings	880,000
Repayment for short-term borrowings	(1,332,000)
Proceeds from issuance of convertible notes	67,871
Borrowings from related parties	700,000
Repayment of borrowings from related parties	(200,000)
Cash disposed in the Restructuring	(20,000)
Net cash provided by financing activities	265,356
Effect of foreign currency exchange rate changes on cash and restricted cash	4,367
Net increase (decrease) in cash and restricted cash	(260,719)
Cash and restricted cash at the beginning of the period	989,132
Cash and restricted cash at the end of the period	728,413
Supplemental information:
Interest paid	17,250
Series B Convertible Redeemable Preferred Shares
Financing activities:
Proceeds from issuance of Convertible Redeemable Preferred Shares	¥ 159,485